Schedule of Investments (unaudited) July 31, 2020	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.1%
BHP Group PLC	144	$3,114
Rio Tinto PLC	52	3,165

		6,279

Belgium — 0.2%
KBC Group NV(a)	170	9,693

Brazil — 0.0%
Vale SA, ADR	185	2,153

Canada — 0.8%
Enbridge, Inc.	1,458	46,664

Chile — 0.0%
Cia Cervecerias Unidas SA, ADR	23	344

China — 3.9%
AAC Technologies Holdings, Inc.(a)	500	3,942
Aier Eye Hospital Group Co. Ltd., Class A	510	3,308
Alibaba Group Holding Ltd.(a)	100	3,138
Alibaba Group Holding Ltd., ADR(a)	199	49,953
Amoy Diagnostics Co. Ltd., Class A	200	2,249
Asymchem Laboratories Tianjin Co. Ltd., Class A	100	3,125
Autobio Diagnostics Co. Ltd., Class A	100	2,328
Brilliance China Automotive Holdings Ltd.	2,000	2,042
China Merchants Bank Co. Ltd., Class H	500	2,334
Glodon Co. Ltd., Class A	200	2,190
Gree Electric Appliances, Inc. of Zhuhai, Class A	400	3,255
Guangdong Marubi Biotechnology Co. Ltd., Class A	100	1,102
Guangzhou Automobile Group Co. Ltd., Class A	700	1,082
Guangzhou Automobile Group Co. Ltd., Class H	2,000	1,912
Guangzhou Baiyun International Airport Co. Ltd., Class A	900	1,830
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	1,100	5,823
Hangzhou Robam Appliances Co. Ltd., Class A	700	3,837
Hangzhou Tigermed Consulting Co. Ltd., Class A	200	3,081
Hangzhou Tigermed Consulting Co. Ltd., Class H	100	1,290
Han’s Laser Technology Industry Group Co. Ltd., Class A	500	2,860
Huazhu Group Ltd., ADR	82	2,815
Hundsun Technologies, Inc., Class A	160	2,506
Industrial & Commercial Bank of China Ltd., Class H	4,000	2,344
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	300	1,571
Inspur Electronic Information Industry Co. Ltd., Class A	200	1,095
Kingdee International Software Group Co. Ltd.(a)	3,000	8,297
Li Auto, Inc., ADR(a)	577	9,232
Meituan Dianping, Class B(a)	100	2,475
NetEase, Inc., ADR	9	4,126
New Oriental Education & Technology Group, Inc., ADR	16	2,243
Ping An Insurance Group Co. of China Ltd., Class A	200	2,169
Qingdao Haier Co. Ltd., Class A	800	2,061
Shanghai International Airport Co. Ltd., Class A	200	1,943
Shenzhen Inovance Technology Co. Ltd., Class A	400	2,878
Tencent Holdings Ltd.	900	61,738
Trip.com Group Ltd., ADR	161	4,379
Venus MedTech Hangzhou, Inc., Class H(a)(b)	500	4,813
Venustech Group, Inc., Class A	500	2,821
Want Want China Holdings Ltd.	2,000	1,480
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	200	3,030
WuXi AppTec Co. Ltd., Class A	180	2,911
Yifeng Pharmacy Chain Co. Ltd., Class A	180	2,225

Security	Shares	Value

China (continued)
Yonyou Network Technology Co. Ltd., Class A	260	$1,749
Yum China Holdings, Inc.(a)	78	3,997

		235,579

Finland — 0.5%
Neste OYJ	585	26,870
Nokia OYJ(a)	373	1,790

		28,660

France — 3.5%
Arkema SA	108	11,236
Danone SA	813	54,417
EssilorLuxottica SA(a)	166	22,110
LVMH Moet Hennessy Louis Vuitton SE	60	26,091
Safran SA(a)	350	37,223
Sanofi	543	57,013

		208,090

Germany — 3.0%
adidas AG(a)	124	34,196
Deutsche Telekom AG, Registered Shares	2,767	46,194
Siemens AG, Registered Shares	806	102,714

		183,104

Hong Kong — 1.4%
AIA Group Ltd.	5,600	50,495
CK Infrastructure Holdings Ltd.	500	2,607
Hang Lung Properties Ltd.	2,000	4,907
HKT Trust & HKT Ltd.	1,000	1,474
Jardine Matheson Holdings Ltd.	83	3,394
Sun Hung Kai Properties Ltd.	1,500	18,243

		81,120

Indonesia — 0.1%
Bank Central Asia Tbk PT	1,600	3,427

Italy — 2.9%
Enel SpA	10,241	93,813
RAI Way SpA(b)	1,838	12,103
UniCredit SpA(a)	7,360	67,550

		173,466

Japan — 3.3%
Ajinomoto Co., Inc.	1,400	25,284
Astellas Pharma, Inc.	1,800	28,076
East Japan Railway Co.	300	17,293
Hoya Corp.	300	29,586
Murata Manufacturing Co. Ltd.	400	25,692
Shin-Etsu Chemical Co. Ltd.	300	35,112
Subaru Corp.	800	15,110
Suzuki Motor Corp.	600	19,688

		195,841

Netherlands — 4.5%
Adyen NV(a)(b)	15	25,037
Akzo Nobel NV	636	59,927
ASML Holding NV	164	58,308
ING Groep NV(a)	4,305	30,018
Koninklijke Philips NV(a)	1,138	58,802
NXP Semiconductors NV	299	35,141

		267,233

Portugal — 0.0%
Jeronimo Martins SGPS SA	128	2,146

1

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore — 0.5%
CapitaLand Ltd.	9,100	$18,366
ComfortDelGro Corp. Ltd.	1,400	1,393
DBS Group Holdings Ltd.	200	2,889
Singapore Telecommunications Ltd.	300	544
United Overseas Bank Ltd.	400	5,632

		28,824

South Africa — 0.0%
Anglo American PLC	85	2,058

South Korea — 0.3%
Kakao Corp.	23	6,673
LG Chem Ltd.	11	5,267
NCSoft Corp.	6	4,088
POSCO	10	1,614

		17,642

Spain — 0.5%
Cellnex Telecom SA(b)	484	30,460

Sweden — 0.5%
Telefonaktiebolaget LM Ericsson, B Shares	442	5,143
Volvo AB, B Shares(a)	1,410	24,367

		29,510

Switzerland — 1.9%
Alcon, Inc.(a)	75	4,499
Nestle SA, Registered Shares	328	39,006
Roche Holding AG	207	71,696

		115,201

Taiwan — 2.0%
Cathay Financial Holding Co. Ltd.	1,000	1,352
Chunghwa Telecom Co. Ltd.	1,000	3,737
Formosa Chemicals & Fibre Corp.	1,000	2,301
Formosa Plastics Corp.	1,000	2,678
Fubon Financial Holding Co. Ltd.	1,000	1,424
Hon Hai Precision Industry Co. Ltd.	1,000	2,673
Nan Ya Plastics Corp.	1,000	2,085
Taiwan Semiconductor Manufacturing Co. Ltd.	7,000	101,875
Uni-President Enterprises Corp.	1,000	2,441

		120,566

Thailand — 0.1%
Advanced Info Service PCL, Foreign Registered Shares	400	2,350
Intouch Holdings PCL, Foreign Registered Shares	1,300	2,375
Thai Beverage PCL	1,500	703

		5,428

Turkey — 0.0%
Tupras Turkiye Petrol Rafinerileri AS(a)	32	379

United Arab Emirates — 0.0%
NMC Health PLC(a)(c)	504	—

United Kingdom — 2.0%
Unilever NV	825	48,750
Unilever PLC	405	24,116
Vodafone Group PLC	33,090	49,729

		122,595

United States — 63.8%
Abbott Laboratories	423	42,571
AbbVie, Inc.	554	52,580
Adobe, Inc.(a)	43	19,106
Agilent Technologies, Inc.	359	34,582
Air Products & Chemicals, Inc.	261	74,810
Alexion Pharmaceuticals, Inc.(a)	20	2,050

Security	Shares	Value

United States (continued)
Alphabet, Inc., Class C(a)	106	$157,194
Amazon.com, Inc.(a)	68	215,198
Analog Devices, Inc.	13	1,493
Anthem, Inc.	209	57,224
Apellis Pharmaceuticals, Inc.(a)	60	1,553
Apple, Inc.	505	214,645
Applied Materials, Inc.	422	27,147
Aptiv PLC(a)	423	32,888
Autodesk, Inc.(a)	197	46,577
Bank of America Corp.	2,759	68,644
Becton Dickinson and Co.	113	31,791
BioMarin Pharmaceutical, Inc.(a)	29	3,474
Boston Scientific Corp.(a)	557	21,483
Bristol-Myers Squibb Co.	606	35,548
Broadcom, Inc.	10	3,168
Cadence Design Systems, Inc.(a)	61	6,664
Capital One Financial Corp.	694	44,277
Charles Schwab Corp.	468	15,514
Charter Communications, Inc., Class A(a)	128	74,240
Ciena Corp.(a)	13	774
Citigroup, Inc.	532	26,605
Comcast Corp., Class A	1,965	84,102
Costco Wholesale Corp.	84	27,345
Crowdstrike Holdings, Inc., Class A(a)	74	8,377
D.R. Horton, Inc.	1,053	69,666
DexCom, Inc.(a)	5	2,178
Edwards Lifesciences Corp.(a)	135	10,585
Emerson Electric Co.	669	41,485
Facebook, Inc., Class A(a)	221	56,061
FleetCor Technologies, Inc.(a)	101	26,116
Fortinet, Inc.(a)	53	7,330
Fortive Corp.	592	41,552
Freeport-McMoRan, Inc.(a)	425	5,491
Gilead Sciences, Inc.	389	27,047
Global Payments, Inc.	144	25,635
Guardant Health, Inc.(a)	59	5,026
HCA Healthcare, Inc.(a)	337	42,678
Hess Corp.	213	10,482
Home Depot, Inc.	207	54,956
Illumina, Inc.(a)	5	1,911
Inphi Corp.(a)	6	784
Insulet Corp.(a)	7	1,424
International Flavors & Fragrances, Inc.	399	50,254
Intuit, Inc.	34	10,417
Intuitive Surgical, Inc.(a)	18	12,338
Iovance Biotherapeutics, Inc.(a)	41	1,192
Johnson & Johnson	470	68,507
JPMorgan Chase & Co.	825	79,728
L3Harris Technologies, Inc.(a)	426	71,709
Lennar Corp., Class A	424	30,676
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	268	9,324
Liberty Media Corp. — Liberty SiriusXM, Class C(a)	470	16,445
Live Nation Entertainment, Inc.(a)	21	983
Lowe’s Cos., Inc.	383	57,033
Madison Square Garden Co.(a)	1	154
Marathon Petroleum Corp.	131	5,004
Marsh & McLennan Cos., Inc.	417	48,622
Marvell Technology Group Ltd.	226	8,242
Mastercard, Inc., Class A	277	85,463
McDonald’s Corp.	306	59,450
Merck & Co., Inc.	491	39,398
MGM Resorts International	40	644

2

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Microchip Technology, Inc.	194	$19,736
Micron Technology, Inc.(a)	160	8,009
Microsoft Corp.	1,037	212,595
Morgan Stanley	1,849	90,379
Motorola Solutions, Inc.	62	8,668
Nevro Corp.(a)	11	1,463
NextEra Energy, Inc.	284	79,719
NortonLifeLock, Inc.	170	3,646
NVIDIA Corp.	109	46,280
Okta, Inc.(a)	36	7,955
Oracle Corp.	189	10,480
Palo Alto Networks, Inc.(a)	33	8,445
PayPal Holdings, Inc.(a)	202	39,606
Peloton Interactive, Inc., Class A(a)	321	21,899
Pfizer, Inc.	904	34,786
PPG Industries, Inc.	376	40,476
Proofpoint, Inc.(a)	24	2,776
PTC Therapeutics, Inc.(a)	19	880
Raytheon Technologies Corp.	1,008	57,133
ResMed, Inc.	22	4,455
salesforce.com, Inc.(a)	416	81,058
Sarepta Therapeutics, Inc.(a)	18	2,763
SBA Communications Corp.	7	2,181
Seattle Genetics, Inc.(a)	13	2,162
ServiceNow, Inc.(a)	55	24,156
Splunk, Inc.(a)	49	10,281
Starbucks Corp.	635	48,597
Thermo Fisher Scientific, Inc.	110	45,534
Thor Industries, Inc.	1	114
TJX Cos., Inc.(a)	694	36,081
T-Mobile US, Inc.(a)	50	5,369
Uber Technologies, Inc.(a)	871	26,356
Union Pacific Corp.	434	75,234
UnitedHealth Group, Inc.	324	98,101
Vail Resorts, Inc.(a)	1	192
Vertex Pharmaceuticals, Inc.(a)	81	22,032
VMware, Inc., Class A(a)	234	32,809
Walmart, Inc.	353	45,678
Walt Disney Co.(a)	190	22,219
Williams Cos., Inc.	543	10,388
Winnebago Industries, Inc.	2	121
Wynn Resorts Ltd.(a)	8	579
Xilinx, Inc.	116	12,453
Zoetis, Inc.	19	2,882
Zscaler, Inc.(a)	52	6,752

		3,831,092

Zambia — 0.1%
First Quantum Minerals Ltd.	593	5,012

Total Common Stocks — 95.9% (Cost: $4,680,575)		5,752,566

Investment Companies

United States — 0.2%
iShares China Large-Cap ETF(d)	190	7,860
KraneShares CSI China Internet ETF	62	4,155

Total Investment Companies — 0.2% (Cost: $11,164)		12,015

Security	Shares	Value

Preferred Securities

Preferred Stocks — 0.2%

Brazil — 0.0%
Itau Unibanco Holding SA, Preference Shares	450	$2,320

United States — 0.2%
Aptiv PLC, Series A, 5.50%, 06/15/23	63	6,439
Boston Scientific Corp., Series A, 5.50%, 06/01/23	40	4,492

		10,931

Total Preferred Securities — 0.2% (Cost: $14,170)		13,251

Rights

Spain — 0.0%
Cellnex Telecom SA (Expires 08/12/20)(a)	484	2,024

Total Rights — 0.0% (Cost: $ — )		2,024

Total Long-Term Investments —96.3% (Cost: $4,705,909)		5,779,856

Short-Term Securities

Money Market Funds — 3.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.08%(d)(e)	209,500	209,500

Total Short-Term Securities — 3.5% (Cost: $209,500)		209,500

Options Purchased — 0.0% (Cost: $4,448)		2,425

Total Investments Before Options Written — 99.8% (Cost: $4,919,857)		5,991,781

Options Written — (0.1)% (Premiums Received: $(5,242))		(6,624)

Total Investments, Net of Options Written — 99.7% (Cost: $4,914,615)		5,985,157

Other Assets Less Liabilities — 0.3%		16,806

Net Assets — 100.0%		$6,001,963

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

3

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock GA Dynamic Equity Fund

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19	Shares Purchased	Shares Sold		Shares Held at 07/31/20	Value at 07/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	254,910	—	(45,410	)(b)	209,500	$209,500	$1,433	$—	$—
iShares China Large-Cap ETF	—	253	(63)		190	7,860	263	(439)	(230)

						$217,360	$1,696	$(439)	$(230)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SGX Nifty 50 Index	3	08/27/20	$67	$(1,149)
Nikkei 225 Index	1	09/10/20	104	(4,429)
S&P/TSE 60 Index	1	09/17/20	144	3,597
FTSE 100 Index	1	09/18/20	77	(4,531)
S&P 500 E-Mini Index	1	09/18/20	163	11,988

				5,476

Short Contracts
HSCEI Index	2	08/28/20	130	706
MSCI Taiwan Index	2	08/28/20	100	(676)
KOSPI 200 Index	1	09/10/20	63	(1,891)

				(1,861)

				$3,615

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	4,815,000	USD	63,126	JPMorgan Chase Bank N.A.	09/03/20	$922
AUD	155,000	USD	108,766	Morgan Stanley & Co. International PLC	09/17/20	1,991
CAD	148,000	USD	109,470	Morgan Stanley & Co. International PLC	09/17/20	1,035
CHF	70,000	USD	74,301	BNP Paribas S.A.	09/17/20	2,336
GBP	95,000	USD	119,809	Morgan Stanley & Co. International PLC	09/17/20	4,576
JPY	18,426,000	USD	171,893	Bank of America N.A.	09/17/20	2,265

						13,125

USD	81,901	HKD	635,000	HSBC Bank USA N.A.	09/17/20	(31)
USD	78,787	TWD	2,306,000	HSBC Bank USA N.A.	09/18/20	(119)
USD	144,584	EUR	128,000	JPMorgan Chase Bank N.A.	09/25/20	(6,361)

						(6,511)

						$6,614

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Agilent Technologies, Inc.	Citibank N.A.	161	09/18/20	USD	100.00	USD	15	$403

4

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock GA Dynamic Equity Fund

OTC Options Purchased (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC	21	09/18/20	EUR	390.00	EUR	8	$145
Union Pacific Corp.	Goldman Sachs International	76	09/18/20	USD	182.50	USD	13	211
Capital One Financial Corp.	Nomura International PlC	72	11/20/20	USD	55.00	USD	5	867

								1,626

Put
Taiwan Semiconductor Manufacturing Co. Ltd.	Morgan Stanley & Co. International PLC	967	08/19/20	TWD	284.45	TWD	411	—
ASML Holding NV	Credit Suisse International	11	09/18/20	EUR	265.00	EUR	3	48
Tencent Holdings Ltd.	JPMorgan Chase Bank N.A.	97	09/29/20	HKD	392.22	HKD	52	27
Amazon.com, Inc.	Citibank N.A.	5	11/20/20	USD	2,881.58	USD	16	724

								799

								$2,425

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Taiwan Semiconductor Manufacturing Co. Ltd.	Morgan Stanley & Co. International PLC	967	08/19/20	TWD	321.88	TWD	411	$(3,417)
Agilent Technologies, Inc.	Citibank N.A.	161	09/18/20	USD	110.00	USD	16	(97)
ASML Holding NV	Credit Suisse International	11	09/18/20	EUR	305.00	EUR	3	(160)
Roche Holding AG	Barclays Bank PLC	13	09/18/20	CHF	365.00	CHF	4	(3)
Sanofi	Barclays Bank PLC	50	09/18/20	EUR	102.00	EUR	4	(5)
Union Pacific Corp.	Goldman Sachs International	76	09/18/20	USD	200.00	USD	13	(29)
Tencent Holdings Ltd.	JPMorgan Chase Bank N.A.	97	09/29/20	HKD	580.00	HKD	52	(242)
Roche Holding AG	Barclays Bank PLC	18	10/16/20	CHF	370.00	CHF	6	(8)
Sanofi	Barclays Bank PLC	49	10/16/20	EUR	98.00	EUR	4	(33)
Amazon.com, Inc.	Citibank N.A.	5	11/20/20	USD	3,397.23	USD	16	(937)
ASML Holding NV	UBS AG	16	11/20/20	EUR	370.00	EUR	5	(22)
Autodesk, Inc.	Nomura International PlC	60	11/20/20	USD	260.00	USD	14	(684)
Capital One Financial Corp.	Nomura International PlC	72	11/20/20	USD	70.00	USD	5	(297)

								(5,934)

Put
Taiwan Semiconductor Manufacturing Co. Ltd.	Morgan Stanley & Co. International PLC	967	08/19/20	TWD	250.02	TWD	411	—
Capital One Financial Corp.	Nomura International PlC	72	08/21/20	USD	44.00	USD	5	(2)
ASML Holding NV	Credit Suisse International	11	09/18/20	EUR	235.00	EUR	3	(16)
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC	14	09/18/20	EUR	355.00	EUR	5	(157)
Roche Holding AG	Barclays Bank PLC	13	09/18/20	CHF	305.00	CHF	4	(70)
Union Pacific Corp.	Goldman Sachs International	55	09/18/20	USD	155.00	USD	10	(119)
Tencent Holdings Ltd.	JPMorgan Chase Bank N.A.	97	09/29/20	HKD	350.94	HKD	52	(14)
Roche Holding AG	Barclays Bank PLC	9	10/16/20	CHF	300.00	CHF	3	(67)
Sanofi	Barclays Bank PLC	49	10/16/20	EUR	80.00	EUR	4	(49)
Amazon.com, Inc.	Citibank N.A.	5	11/20/20	USD	2,426.59	USD	16	(196)

								(690)

								$(6,624)

5

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock GA Dynamic Equity Fund

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Citibank N.A.(a)	04/09/21	$27,165	$(2,600	)(b)	$24,182	0.5%
	Monthly	JPMorgan Chase Bank N.A.(c)	02/08/23	(5,133)	125		(5,008)	0.1

				$22,032	$(2,475)		$19,174

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays a variable rate of interest, based on a specified benchmark, plus or minus a spread of 30 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmark used in determining the variable rate of interest: USD — 1W US Dollar LIBOR BBA.

(b)	Amount includes $383 of net dividends and financing fees.
(c)

The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund receives a variable rate of interest, based on a specified benchmark, plus or minus a spread of 18 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmark used in determining the variable rate of interest: USD — 1D Overnight Bank Funding Rate (OBFR01).

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination date April 9, 2021:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Italy
Leonardo SpA, Class A	3,766	$24,182	100.0%

Net Value of Reference Entity — Citibank N.A		$24,182

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

United States
Exxon Mobil Corp.	(119)	$(5,008)	100.0%

Net Value of Reference Entity — JPMorgan Chase Bank N.A		$(5,008)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks

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Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock GA Dynamic Equity Fund

Fair Value Hierarchy as of Period End (continued)

associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to its most recent financial statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$6,279	$—	$6,279
Belgium	—	9,693	—	9,693
Brazil	2,153	—	—	2,153
Canada	46,664	—	—	46,664
Chile	344	—	—	344
China	76,745	158,834	—	235,579
Finland	—	28,660	—	28,660
France	—	208,090	—	208,090
Germany	—	183,104	—	183,104
Hong Kong	—	81,120	—	81,120
Indonesia	—	3,427	—	3,427
Italy	—	173,466	—	173,466
Japan	—	195,841	—	195,841
Netherlands	60,178	207,055	—	267,233
Portugal	—	2,146	—	2,146
Singapore	—	28,824	—	28,824
South Africa	—	2,058	—	2,058
South Korea	—	17,642	—	17,642
Spain	—	30,460	—	30,460
Sweden	—	29,510	—	29,510
Switzerland	4,499	110,702	—	115,201
Taiwan	—	120,566	—	120,566
Thailand	—	5,428	—	5,428
Turkey	—	379	—	379
United Arab Emirates	—	—	—	—
United Kingdom	—	122,595	—	122,595
United States	3,831,092	—	—	3,831,092
Zambia	5,012	—	—	5,012
Investment Companies	12,015	—	—	12,015
Preferred Securities
Preferred Stocks	13,251	—	—	13,251
Rights	2,024	—	—	2,024
Short-Term Securities
Money Market Funds	209,500	—	—	209,500
Options Purchased
Equity Contracts	—	2,425	—	2,425

	$4,263,477	$1,728,304	$—	$5,991,781

Derivative Financial Instruments(a)
Assets
Equity Contracts	$16,291	$125	$—	$16,416
Foreign Currency Exchange Contracts	—	13,125	—	13,125
Liabilities
Equity Contracts	(12,676)	(9,224)	—	(21,900)
Foreign Currency Exchange Contracts	—	(6,511)	—	(6,511)

	$3,615	$(2,485)	$—	$1,130

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

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Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock GA Dynamic Equity Fund

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

INR	Indian Rupee

JPY	Japanese Yen

TWD	New Taiwan Dollar

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

PCL	Public Company Limited

S&P	Standard & Poor’s

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